Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 151,219	$ 21,994	¥ 53,056
Less: allowance for doubtful accounts	(9,308)	(1,354)	(3,462)
Total accounts receivable, net	¥ 141,911	$ 20,640	¥ 49,594